Segment Information and Geographic Data	12 Months Ended
Sep. 29, 2012
Segment Information and Geographic Data

Note 8 – Segment Information and Geographic Data

The Company reports segment information based on the “management” approach. The management approach designates the internal reporting used by management for making decisions and assessing performance as the source of the Company’s reportable segments.

The Company manages its business primarily on a geographic basis. In 2013, the Company established a new reportable operating segment, Greater China, which was previously included in the Asia-Pacific segment. Reportable operating segment data for 2012, 2011 and 2010 have been reclassified to reflect establishment of the Greater China segment. The Company’s reportable operating segments consist of the Americas, Europe, Greater China, Japan, Rest of Asia Pacific and Retail operations. The Americas segment includes both North and South America. The Europe segment includes European countries, as well as the Middle East and Africa. The Greater China segment includes China, Hong Kong and Taiwan. The Rest of Asia Pacific segment includes Australia and Asian countries, other than Japan and those countries included in the Greater China segment. The Retail segment operates Apple retail stores in 13 countries, including the U.S. The results of the Americas, Europe, Greater China, Japan and Rest of Asia Pacific segments do not include results of the Retail segment. Each operating segment provides similar hardware and software products and similar services. The accounting policies of the various segments are the same as those described in Note 1, “Summary of Significant Accounting Policies.”

The Company evaluates the performance of its operating segments based on net sales and operating income. Net sales for geographic segments are generally based on the location of customers, while Retail segment net sales are based on sales from the Company’s retail stores. Operating income for each segment includes net sales to third parties, related cost of sales and operating expenses directly attributable to the segment. Advertising expenses are generally included in the geographic segment in which the expenditures are incurred. Operating income for each segment excludes other income and expense and certain expenses managed outside the operating segments. Costs excluded from segment operating income include various corporate expenses, such as research and development, corporate marketing expenses, share-based compensation expense, income taxes, various nonrecurring charges, and other separately managed general and administrative costs and certain manufacturing period expenses. The Company does not include intercompany transfers between segments for management reporting purposes.

Beginning in 2013, the Company began allocating certain manufacturing costs and variances, including costs related to product tooling and manufacturing process equipment, to its operating segments that were previously included in other corporate expenses. As a result, the Company reclassified $763 million, $1.3 billion and $621 million from other corporate expenses to its operating segments for 2012, 2011 and 2010, respectively.

Prior to 2012, the Company allocated to corporate expenses certain costs associated with its high-profile retail stores that have been designed and built to promote brand awareness and serve as vehicles for corporate sales and marketing activities. Beginning in 2012, the Company no longer allocates these costs to corporate expenses and reclassified $102 million and $75 million of such costs from corporate to Retail segment expenses for 2011 and 2010, respectively.

Segment assets include receivables and inventories, and for the Retail segment also includes capital assets. Segment assets exclude corporate assets, such as cash and cash equivalents, short-term and long-term marketable securities, vendor non-trade receivables, other long-term investments, manufacturing and corporate facilities, product tooling and manufacturing process equipment, miscellaneous corporate infrastructure, goodwill and other acquired intangible assets. Except for the Retail segment, capital asset purchases for long-lived assets are not reported to management by segment and therefore are excluded from the geographic segment assets and instead included in corporate assets. Cash payments for capital asset purchases by the Retail segment were $858 million, $612 million and $392 million for 2012, 2011 and 2010, respectively. The Company’s total depreciation and amortization was $3.3 billion, $1.8 billion and $1.0 billion in 2012, 2011 and 2010, respectively, of which $319 million, $273 million and $198 million was related to the Retail segment in the respective years. Depreciation and amortization on segment assets included in the geographic segments was not significant.

The following table shows information by operating segment for 2012, 2011, and 2010 (in millions):

	2012	2011	2010
Americas:
Net sales	$57,512	$38,315	$24,498
Operating income	$23,414	$13,111	$7,417

Europe:
Net sales	$36,323	$27,778	$18,692
Operating income	$14,869	$11,209	$7,343

Greater China:
Net sales	$22,533	$12,690	$3,021
Operating income	$9,843	$5,246	$1,279

Japan:
Net sales	$10,571	$5,437	$3,981
Operating income	$5,861	$2,415	$1,805

Rest of Asia Pacific:
Net sales	$10,741	$9,902	$5,235
Operating income	$4,253	$4,004	$2,252

Retail:
Net sales	$18,828	$14,127	$9,798
Operating income	$4,613	$3,075	$2,179

A reconciliation of the Company’s segment operating income to the consolidated financial statements for 2012, 2011, and 2010, is as follows (in millions):

	2012	2011	2010
Segment operating income	$62,853	$39,060	$22,275
Other corporate expenses, net	(5,872)	(4,102)	(3,011)
Share-based compensation expense	(1,740)	(1,168)	(879)

Total operating income	$55,241	$33,790	$18,385

The following table shows total assets by segment and a reconciliation to the consolidated financial statements as of September 29, 2012 and September 24, 2011 (in millions):

	2012	2011
Segment assets:
Americas	$5,525	$2,782
Europe	3,095	1,520
Greater China	1,321	1,005
Japan	1,698	637
Rest of Asia Pacific	913	705
Retail	2,725	2,151

Total segment assets	15,277	8,800
Corporate assets	160,787	107,571

Total assets	$176,064	$116,371

The U.S. and China were the only countries that accounted for more than 10% of the Company’s net sales in 2012 and 2011. No single country other than the U.S. accounted for more than 10% of net sales in 2010. There was no single customer that accounted for more than 10% of net sales in 2012, 2011 or 2010. Net sales for 2012, 2011, and 2010 and long-lived assets as of September 29, 2012 and September 24, 2011 are as follows (in millions):

	2012	2011	2010
Net sales:
U.S.	$60,949	$41,812	$28,633
China (a)	22,797	12,472	2,764
Other countries	72,762	53,965	33,828

Total net sales	$156,508	$108,249	$65,225

	2012	2011
Long-lived assets:
U.S.	$6,012	$4,375
China (a)	7,314	2,613
Other countries	2,560	1,090

Total long-lived assets	$15,886	$8,078

(a)	China includes Hong Kong. Long-lived assets located in China consist primarily of product tooling and manufacturing process equipment and assets related to retail stores and related infrastructure.

In 2013, the Company realigned its reporting of product-level net sales. Reported net sales of the Company’s hardware categories no longer include related service and accessory revenue. The Company also began reporting separate categories for iTunes, software and services, and for accessories. Net sales by product for 2012, 2011 and 2010 has been reclassified to conform to the Company’s 2013 presentation and is as follows (in millions):

	2012	2011	2010
Net Sales by Product:
iPhone (a)	$78,692	$45,998	$24,463
iPad (a)	30,945	19,168	4,687
Mac (a)	23,221	21,783	17,479
iPod (a)	5,615	7,453	8,274
iTunes, Software and Services (b)	12,890	9,373	7,105
Accessories (c)	5,145	4,474	3,217

Total net sales	$156,508	$108,249	$65,225

(a)	Includes deferrals and amortization of related non-software services and software upgrade rights.

(b)	Includes revenue from sales on the iTunes Store, the App Store, the Mac App Store, and the iBookstore, and revenue from sales of AppleCare, licensing and other services.

(c)	Includes sales of hardware peripherals and Apple-branded and third-party accessories for iPhone, iPad, Mac and iPod.